Schedule of Option Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Options, balance	8,065,166	7,515,166
Weighted average exercise price, balance	$ 1.17	$ 1.19
Options, exercised	(219,000)
Weighted average exercise price, exercised	$ (0.42)
Options, granted	10,675,000	550,000
Weighted average exercise price, granted	$ 1.99	$ 0.91
Options, balance	18,521,166	8,065,166
Weighted average exercise price, balance	$ 1.65	$ 1.17